SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Jul. 20, 2022	Jul. 14, 2022	Oct. 04, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0	$ 0	$ 0
Deferred tax asset	1,589,736	1,316,585	272,783	272,783
Unrecognized tax benefits	0	0	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0	0	0
Offering costs			$ 548,505
Underwriting commissions					$ 2,465,312	$ 4,578,438
Offering costs charged to temporary equity	10,897,232	10,897,232		$ (11,247,232)
Other offering costs	13,158,021	13,158,021
Additional deferred underwriting fees		350,000
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	25,559,771	25,559,771
Underwriting commissions	7,043,750	7,043,750					$ 7,043,750
Other offering costs	$ 1,154,518	$ 1,154,518					$ 894,595
Class A common stock subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, shares subject to possible redemption	20,125,000	20,125,000	20,125,000	20,125,000
Offering costs charged to temporary equity				$ (11,247,232)
Class A common stock subject to redemption | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, shares subject to possible redemption	20,125,000	20,125,000